BORROWINGS	12 Months Ended
Dec. 31, 2024
Borrowings1 [Abstract]
BORROWINGS	BORROWINGS
The CHF equivalents of the components of third-party debt are as follows:

	December 31, 2024		Principal amount
	Weighted average interest rate (%)[10]	Unused borrowing capacity	December 31	December 31
			2024	2023
		CHF in millions
Sunrise holding bank facility	6.64%	662.0	2,239.0	3,043.3
Sunrise holding SPE notes	4.58%		1,468.8	1,397.1
Sunrise holding senior note	4.80%		629.3	693.3
Vendor financing	3.08%		350.0	310.1
Total third-party debt before deferred financing costs, discounts, premiums and accrued interest	5.48%	662.0	4,687.1	5,443.8
[10] Represents the weighted average interest rate in effect at 31 December 2024 for all borrowings outstanding pursuant to each debt instrument, including any applicable margin. The interest rates presented represent stated rates and do not include the impact of derivative instruments, deferred financing costs, original issue premiums or discounts and commitment fees, all of which affect our overall cost of borrowing. Including the effects of derivative instruments, original issue premiums or discounts and commitment fees, but excluding the impact of deferred financing costs, the weighted average interest rate on our aggregate third-party variable- and fixed-rate indebtedness was 3.0% at 31 December 2024. The weighted average interest rate calculation includes principal amounts outstanding associated with all of our secured and unsecured borrowings. For information regarding our derivative instruments, see note 24.

The following table provides a reconciliation of total third-party debt before deferred financing costs, discounts, premiums and accrued interest to total debt including interest and related party debt:

	December 31
	2024	2023
	CHF in millions
Total third-party debt before deferred financing costs, discounts, premiums and accrued interest:	4,687.1	5,443.8
Deferred financing costs, discounts and premiums, net	(10.3)	(18.1)
Total carrying amount of third-party debt	4,676.8	5,425.7
Accrued interest on third-party debt	57.4	60.4
Related party debt (note 26)	—	51.2
Total debt including interest and related party debt	4,734.2	5,537.3
Current portion of debt	407.4	370.5
Non-current portion of debt	4326.8	5166.8

Sunrise holding bank facility
The Sunrise holding bank facility is the senior secured credit facility of certain consolidated entities of Sunrise. The details of Sunrise's borrowings under the Sunrise holding bank facility are summarized in the following tables:

Year ended December 31, 2024
Sunrise Holding Bank facilities	Maturity	Interest rate	Facility amount (in borrowing currency)	Outstanding principal amount	Unused borrowing capacity	Carrying value
			in millions	CHF millions
AT	April 30, 2028	Term SOFR +2.4%	US$700.0	635.4	—	633.8
AU	April 30, 2029	EURIBOR +2.5%	€ 400	375.8	—	374.7
AX	January 31, 2029	Term SOFR +3.0%	US$1,044.7	948.3	—	944.0
AY	January 31, 2029	EURIBOR +3.0%	€ 297.6	279.6	—	278.8
Revolving Facility A	May 31, 2026	EURIBOR +2.5%	€ 10	—	9.4	—
Revolving Facility B	September 30, 2029	EURIBOR +2.5%	€ 720	—	652.6	—
Total				2,239.0	662.0	2,231.2

Year ended December 31, 2023
Sunrise Holding Bank Facilities	Maturity	Interest rate	Facility amount (in borrowing currency)	Outstanding principal amount	Unused borrowing capacity	Carrying value
			in millions	CHF millions
AT	April 30, 2028	Term SOFR +2.25%	US$700.0	587.4	—	585.6
AU	April 30, 2029	EURIBOR +2.5%	€ 400.0	371.4	—	370.1
AX	January 31, 2029	Term SOFR +3.0%	US$1,717.0	1,441.0	—	1,432.8
AY	January 31, 2029	EURIBOR +3.0%	€ 693.0	643.5	—	641.0
Revolving Facility A	May 31, 2026	EURIBOR +2.5%	€ 88.0	—	60.4	—
Revolving Facility B	September 30, 2029	EURIBOR +2.5%	€ 660.0	—	612.8	—
Total				3,043.3	673.2	3,029.5

The Sunrise Holding Revolving Facility provides for maximum borrowing capacity of CHF 685.8 million, including CHF 56.4 million under the related ancillary facility. With the exception of CHF 23.8 million of borrowings under the ancillary facility (which are blocked as financial guarantees), the Sunrise Holding Revolving Facility was undrawn at 31 December 2024. During 2023, the Sunrise holding bank facility was amended to replace LIBOR with the Term Secured Overnight Financing Rate ('Term SOFR') as the reference rate for US dollar-denominated loans. The facilities are subject to a floor of 0.0% of their respective reference rate. Besides, facility AY's rates are subject to adjustment based on the achievement or otherwise of certain Environmental, Social and Governance ('ESG') metrics. Unused borrowing capacity represents the maximum availability under the Sunrise holding bank facility at 31 December 2024 without regard to covenant compliance calculations or other conditions. In April 2024, Revolving Facility B was amended to include an ESG-linked margin ratchet. The interest rate on Revolving Facility B is now subject to adjustment based on the achievement or otherwise of certain ESG metrics. Subject to certain customary and agreed exceptions, the Sunrise holding bank facility contains certain restrictions which, among other things, restrict the ability of the borrower to (i) incur or guarantee certain financial indebtedness, (ii) make certain disposals and acquisitions, (iii) create certain security interests over their assets and (iv) make certain restricted payments to Sunrise through dividends, loans or other distributions.

Financing transactions

On 31 October 2024, Sunrise entered into a series of debt and repayment transactions, related to the spin-off (see Note 1).
The transactions included the partial repayment of Term Loans AX and AY at par value. Additionally, selected Senior Secured Notes (SSNs), including USD 5.5%, EUR 3.875%, and USD 4.875% notes, were repurchased at either a discount or a premium, depending on market conditions, and subsequently cancelled. Accrued and unpaid interest on all instruments was settled as of the repayment date.

Sunrise holding SPE notes
From time to time, Sunrise creates special purpose financing entities ('Sunrise Holding SPEs'), some of which are owned by third parties (Third-Party SPEs). These Sunrise Holding SPEs are created for the primary purpose of facilitating the offering of senior secured notes, which Sunrise collectively refers to as "Sunrise holding SPE notes". The Sunrise Holding SPEs use the proceeds from the issuance of the relevant Sunrise holding SPE notes to fund term loan facilities under the Sunrise holding bank facility made available to the relevant borrowing entity ('Funded Facilities'). Sunrise consolidates the Sunrise Holding SPEs and eliminates the amounts outstanding under the Funded Facilities in its consolidated financial statements.
The details of the Sunrise holding SPE notes are summarized in the following tables:

Year ended December 31, 2024
				Outstanding principal amount
Sunrise holding SPE notes	Maturity	Interest rate	Original issue amount	Borrowing currency	CHF equivalent	Carrying value CHF
			in millions
2031 Sunrise holding senior secured notes	July 15, 2031	4.88%	US$1,250.0	US$1,230.0	1,116.6	1,115.9
UPCB finance VII euro notes	June 15, 2029	3.63%	€ 600.0	€ 374.9	352.2	351.3
Total					1,468.8	1,467.2

Year ended December 31, 2023
				Outstanding principal amount
Sunrise holding SPE notes	Maturity	Interest rate	Original issue amount	Borrowing currency	CHF equivalent	Carrying value CHF
			in millions
2031 Sunrise holding senior secured notes	July 15, 2031	4.88%	US$1,250.0	US$1,250.0	1,049.0	1,048.0
UPCB finance VII euro notes	June 15, 2029	3.63%	€ 600.0	€ 374.9	348.1	346.8
Total senior secured notes					1,397.1	1,394.8

The Sunrise holding SPE notes are non-callable prior to their respective call date (as specified under the applicable indenture). If, however, at any time prior to the applicable call date, all or a portion of the loans under the related Funded Facility are voluntarily prepaid (an 'SPE Early Redemption Event'), then the Sunrise Holding SPE will be required to redeem an aggregate principal amount of its respective Sunrise holding SPE notes equal to the aggregate principal amount of the loans prepaid under the relevant Funded Facility. In general, the redemption price payable will equal 100% of the principal amount of the applicable Sunrise holding SPE notes to be redeemed and a "make-whole" premium, which is the present value of all remaining scheduled interest payments to the applicable call date using the discount rate as of the redemption date plus a premium (as specified in the applicable indenture).
Upon the occurrence of an SPE Early Redemption Event on or after the applicable call date, the Sunrise Holding SPE will redeem an aggregate principal amount of its respective Sunrise holding SPE notes equal to the principal amount prepaid under the related Funded Facility at a redemption price (expressed as a percentage of the principal amount) plus accrued and unpaid interest and additional amounts (as specified in the applicable indenture), if any, to the applicable redemption date.

Sunrise holding senior notes

Sunrise has issued certain senior notes that rank equally with all of the existing senior debt of such issuer and are senior to all existing subordinated debt of such issuer and which are secured by a pledge over the shares of Sunrise HoldCo IV. In addition, the indentures governing Sunrise's senior notes contain customary incurrence-based covenants such as compliance with certain consolidated net leverage ratios, as well as restrictions with regard to the ability to sell certain assets. Also,in the case of a change of control, Sunrise must repurchase the relevant notes at a redemption price of 101%. Covenants are tested on a quarterly basis.
The details of the Sunrise holding senior notes are summarized in the following tables:

Year ended December 31, 2024
				Outstanding principal amount
Sunrise Notes	Maturity	Interest rate	Original issue amount	Borrowing currency	CHF equivalent	Carrying value CHF
			in millions
3.875% senior notes	June 15, 2029	3.88%	€ 635.00	€ 287.9	270.4	269.9
5.50% senior notes	January 14, 2028	5.50%	US$550.0	US$395.3	358.9	358.1
Total					629.3	628.0

Year ended December 31, 2023
				Outstanding principal amount
Sunrise holding senior notes	Maturity	Interest rate	Original issue amount	Borrowing currency	CHF equivalent	Carrying value CHF
			in millions
3.875% senior notes	June 15, 2029	3.875%	€ 635.0	€ 337.9	313.7	312.8
5.50% senior notes	January 14, 2028	5.500%	US$550.0	US$452.3	379.6	378.5
Total					693.3	691.3

Vendor financing
Represents amounts owed to various creditors pursuant to interest-bearing vendor financing arrangements that are used to finance certain of Sunrise's property and equipment additions and operating expenses. These arrangements extend Sunrise's repayment terms beyond a vendor’s original due dates (e.g., extension beyond a vendor’s customary payment terms, which are generally 90 days or less) and as such are classified outside of accounts payable as debt on Sunrise's consolidated statement of financial position. These obligations are generally due within one year and include VAT that was also financed under these arrangements. For the purposes of Sunrise's consolidated financial statements of cash flows, operating-related expenses financed by an intermediary are treated as constructive operating cash outflows and constructive financing cash inflows when the intermediary settles the liability with the vendor as there is no actual cash outflow until Sunrise pays the financing intermediary.